Note 6 - Allowance for Loan Losses and Credit Quality Information - Troubled Debt Restructurings (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Troubled debt restructurings	$ 2,465,000	$ 2,476,000	$ 3,000,000
Residential Portfolio Segment [Member]
Troubled debt restructurings	623,000	636,000
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Troubled debt restructurings	983,000	1,110,000
Consumer Portfolio Segment [Member]
Troubled debt restructurings	745,000	522,000
Commercial Portfolio Segment [Member]
Troubled debt restructurings	$ 114,000	$ 208,000